Unaudited Interim Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
REVENUES:
Voyage revenues	$ 71,067	$ 85,379
EXPENSES:
Voyage expenses (including related party)	(2,217)	(1,464)
Vessel operating expenses	(14,161)	(13,020)
Dry-docking expenses	(5,131)	0
General and administrative expenses (including related party)	(840)	(1,074)
Management fees-related party	(3,056)	(2,983)
Depreciation	(15,035)	(15,111)
Operating income	30,627	51,727
OTHER INCOME/(EXPENSES):
Interest and finance costs	(22,618)	(17,405)
Interest income	3	0
Other, net	(281)	(221)
Total other expenses	(22,896)	(17,626)
Partnership's Net Income	7,731	34,101
Common unitholders' interest in Net Income	3,110	17,715
Preferred unitholders' interest in Net Income	3,375	3,375
Subordinated unitholders' interest in Net Income	1,208	12,946
General Partner's interest in Net Income	$ 38	$ 65
Earnings per common unit (basic and diluted)	$ 0.09	$ 0.86
Weighted average number of units outstanding, basic and diluted:
Common units	33,585,829	20,505,000